Going Concern and Management's Plans (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Token	Feb. 22, 2019 USD ($)	Feb. 19, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]
Going Concern And Managements Plans [Line Items]
Cash and cash equivalents	$ 3,106,244	$ 2,011,898			$ 4,243,960	$ 7,577,317		$ 4,079,769
Accumulated deficit	(149,975,302)	$ (130,048,787)				$ (126,693,022)	[2]
Number of GTB tokens held | Token		8,333,333
Convertible Note | SSSIG
Going Concern And Managements Plans [Line Items]
Additional cash received	$ 1,500,000
Principal amount of convertible note		$ 1,400,000
Subsequent Event | Solid Opinion
Going Concern And Managements Plans [Line Items]
Cash included in the acquisition of assets				$ 2,500,000
Subsequent Event | ID Venturas 7, LLC
Going Concern And Managements Plans [Line Items]
Principal amount of convertible note			$ 2,050,000

[1]	The above consolidated statements of cash flows includes Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")